Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of Financial Position (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 348	$ 358	$ 548	$ 425	$ 608	$ 486
Accounts receivable, net of allowance for doubtful accounts	1,731	1,752		1,764
Settlement assets	8,031	7,555		7,542
Intercompany notes receivable	0	0		0
Other current assets	410	289		345
Total current assets	10,520	9,954		10,076
Property and equipment, net of accumulated depreciation	931	930		849
Goodwill	16,955	17,017		17,248	17,283
Customer relationships, net of accumulated amortization	2,383	2,604		3,162
Other intangibles, net of accumulated amortization	1,772	1,745		1,720
Investment in affiliates	1,098	1,101		1,334
Long-term settlement assets		3		15
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Long-term intercompany notes receivable	0	0		0
Long-term deferred tax assets	0	0		0
Other long-term assets	838	846		774
Investment in consolidated subsidiaries	0	0		0
Total assets	34,497	34,200		35,178
Current liabilities:
Accounts payable	283	280		288
Short-term and current portion of long-term borrowings	307	161		146
Settlement obligations	8,031	7,557		7,553
Intercompany notes payable	0	0		0
Other current liabilities	1,499	1,533		1,631
Total current liabilities	10,120	9,531		9,618
Long-term borrowings	20,721	20,760		22,614
Long-term deferred tax liabilities	536	521		552
Long-term intercompany payables	0	0		0
Long-term intercompany notes payable	0	0		0
Other long-term liabilities	832	788		750
Total liabilities	32,209	31,600		33,534
Redeemable equity interest	0	0		0
Redeemable noncontrolling interest	78	70	70	69	68
First Data Corporation stockholder’s (deficit) equity	(827)	(570)		(1,608)
Noncontrolling interests	3,037	3,100		3,183
Equity of consolidated alliance	0	0		0
Total equity	2,210	2,530	1,295	1,575	2,591	3,408
Total liabilities and equity	34,497	34,200		35,178
Reportable legal entities | FDC Parent Company
Current assets:
Cash and cash equivalents	10	0	195	36	227	162
Accounts receivable, net of allowance for doubtful accounts	15	8		6
Settlement assets	0	0		0
Intercompany notes receivable	3,447	3,375		21
Other current assets	100	44		64
Total current assets	3,572	3,427		127
Property and equipment, net of accumulated depreciation	37	33		28
Goodwill	0	0		0
Customer relationships, net of accumulated amortization	0	0		0
Other intangibles, net of accumulated amortization	604	603		605
Investment in affiliates	5	0		0
Long-term settlement assets		0		0
Accounts receivable, net of allowance for doubtful accounts	8,129	6,064		4,818
Long-term intercompany notes receivable	326	320		3,537
Long-term deferred tax assets	631	671		850
Other long-term assets	277	328		299
Investment in consolidated subsidiaries	24,553	24,474		24,393
Total assets	38,134	35,920		34,657
Current liabilities:
Accounts payable	2	9		10
Short-term and current portion of long-term borrowings	204	20		4
Settlement obligations	0	0		0
Intercompany notes payable	314	309		17
Other current liabilities	528	583		686
Total current liabilities	1,048	921		717
Long-term borrowings	20,604	20,627		22,527
Long-term deferred tax liabilities	0	0		(1)
Long-term intercompany payables	16,717	14,397		12,172
Long-term intercompany notes payable	9	9		290
Other long-term liabilities	583	536		560
Total liabilities	38,961	36,490		36,265
Redeemable equity interest	0	0		0
Redeemable noncontrolling interest	0	0		0
First Data Corporation stockholder’s (deficit) equity	(827)	(570)		(1,608)
Noncontrolling interests	0	0		0
Equity of consolidated alliance	0	0		0
Total equity	(827)	(570)		(1,608)
Total liabilities and equity	38,134	35,920		34,657
Reportable legal entities | Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	33	23	32	33	23	25
Accounts receivable, net of allowance for doubtful accounts	790	729		776
Settlement assets	3,747	3,849		3,786
Intercompany notes receivable	314	307		0
Other current assets	193	119		180
Total current assets	5,077	5,027		4,775
Property and equipment, net of accumulated depreciation	631	619		540
Goodwill	9,140	9,085		9,090
Customer relationships, net of accumulated amortization	1,366	1,469		1,732
Other intangibles, net of accumulated amortization	668	623		517
Investment in affiliates	927	948		1,143
Long-term settlement assets		0		0
Accounts receivable, net of allowance for doubtful accounts	14,934	14,442		11,379
Long-term intercompany notes receivable	1	1		289
Long-term deferred tax assets	0	0		0
Other long-term assets	338	317		346
Investment in consolidated subsidiaries	5,322	5,331		5,714
Total assets	38,404	37,862		35,525
Current liabilities:
Accounts payable	184	171		172
Short-term and current portion of long-term borrowings	71	64		66
Settlement obligations	3,747	3,849		3,786
Intercompany notes payable	3,419	3,346		0
Other current liabilities	546	528		531
Total current liabilities	7,967	7,958		4,555
Long-term borrowings	116	131		77
Long-term deferred tax liabilities	991	1,024		1,240
Long-term intercompany payables	8,105	7,804		5,933
Long-term intercompany notes payable	264	260		3,450
Other long-term liabilities	214	225		229
Total liabilities	17,657	17,402		15,484
Redeemable equity interest	0	0		0
Redeemable noncontrolling interest	0	0		0
First Data Corporation stockholder’s (deficit) equity	20,747	20,460		20,041
Noncontrolling interests	0	0		0
Equity of consolidated alliance	0	0		0
Total equity	20,747	20,460		20,041
Total liabilities and equity	38,404	37,862		35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	305	335	321	356	358	299
Accounts receivable, net of allowance for doubtful accounts	926	1,015		982
Settlement assets	4,284	3,706		3,756
Intercompany notes receivable	0	0		17
Other current assets	117	126		101
Total current assets	5,632	5,182		5,212
Property and equipment, net of accumulated depreciation	263	278		281
Goodwill	7,815	7,932		8,158
Customer relationships, net of accumulated amortization	1,017	1,135		1,430
Other intangibles, net of accumulated amortization	500	519		598
Investment in affiliates	166	153		191
Long-term settlement assets		3		15
Accounts receivable, net of allowance for doubtful accounts	5,740	5,135		5,036
Long-term intercompany notes receivable	9	9		0
Long-term deferred tax assets	0	0		0
Other long-term assets	307	298		238
Investment in consolidated subsidiaries	0	0		0
Total assets	21,449	20,644		21,159
Current liabilities:
Accounts payable	97	100		106
Short-term and current portion of long-term borrowings	32	77		76
Settlement obligations	4,284	3,708		3,767
Intercompany notes payable	28	27		21
Other current liabilities	425	422		414
Total current liabilities	4,866	4,334		4,384
Long-term borrowings	1	2		10
Long-term deferred tax liabilities	176	168		163
Long-term intercompany payables	3,981	3,440		3,128
Long-term intercompany notes payable	63	61		86
Other long-term liabilities	119	124		70
Total liabilities	9,206	8,129		7,841
Redeemable equity interest	78	70		69
Redeemable noncontrolling interest	0	0		0
First Data Corporation stockholder’s (deficit) equity	6,068	6,241		6,873
Noncontrolling interests	86	101		90
Equity of consolidated alliance	6,011	6,103		6,286
Total equity	12,165	12,445		13,249
Total liabilities and equity	21,449	20,644		21,159
Consolidation Adjustments
Current assets:
Cash and cash equivalents	0	0	$ 0	0	$ 0	$ 0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Settlement assets	0	0		0
Intercompany notes receivable	(3,761)	(3,682)		(38)
Other current assets	0	0		0
Total current assets	(3,761)	(3,682)		(38)
Property and equipment, net of accumulated depreciation	0	0		0
Goodwill	0	0		0
Customer relationships, net of accumulated amortization	0	0		0
Other intangibles, net of accumulated amortization	0	0		0
Investment in affiliates	0	0		0
Long-term settlement assets		0		0
Accounts receivable, net of allowance for doubtful accounts	(28,803)	(25,641)		(21,233)
Long-term intercompany notes receivable	(336)	(330)		(3,826)
Long-term deferred tax assets	(631)	(671)		(850)
Other long-term assets	(84)	(97)		(109)
Investment in consolidated subsidiaries	(29,875)	(29,805)		(30,107)
Total assets	(63,490)	(60,226)		(56,163)
Current liabilities:
Accounts payable	0	0		0
Short-term and current portion of long-term borrowings	0	0		0
Settlement obligations	0	0		0
Intercompany notes payable	(3,761)	(3,682)		(38)
Other current liabilities	0	0		0
Total current liabilities	(3,761)	(3,682)		(38)
Long-term borrowings	0	0		0
Long-term deferred tax liabilities	(631)	(671)		(850)
Long-term intercompany payables	(28,803)	(25,641)		(21,233)
Long-term intercompany notes payable	(336)	(330)		(3,826)
Other long-term liabilities	(84)	(97)		(109)
Total liabilities	(33,615)	(30,421)		(26,056)
Redeemable equity interest	(78)	(70)		(69)
Redeemable noncontrolling interest	78	70		69
First Data Corporation stockholder’s (deficit) equity	(26,815)	(26,701)		(26,914)
Noncontrolling interests	2,951	2,999		3,093
Equity of consolidated alliance	(6,011)	(6,103)		(6,286)
Total equity	(29,875)	(29,805)		(30,107)
Total liabilities and equity	$ (63,490)	$ (60,226)		$ (56,163)